Pensions and other post-employment benefits - Actuarial assumptions (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefit plans and post-retirement benefits plans
Actuarial assumptions analysis
Discount rate (as a percent)	2.90%	3.30%
Annual rate of increase in future compensation levels (as a percent)	1.90%	1.90%
Pension growth rate (as a percent)	0.40%	0.30%
Inflation rate (as a percent)	2.10%	2.00%
Weighted average duration of defined benefit obligations	11	11
United States
Actuarial assumptions analysis
Discount rate (as a percent)	3.30%	3.70%
Annual rate of increase in future compensation levels (as a percent)	2.06%	2.08%
Assumed healthcare cost trend rates - assumed for next year (as a percent)	11.50%	7.50%
Assumed healthcare cost trend rates - assumed for next year (excluding post-retirement dental benefits) (as a percent)	11.80%	7.70%
Terminal growth rate (as a percent)	4.90%	4.90%
Pension
Actuarial assumptions analysis
Discount rate (as a percent)	3.30%	3.70%
Post-retirement healthcare and other
Actuarial assumptions analysis
Discount rate (as a percent)	3.10%	3.40%
Post-retirement group life
Actuarial assumptions analysis
Discount rate (as a percent)	3.40%	3.80%
Germany
Actuarial assumptions analysis
Discount rate (as a percent)	1.30%	1.60%
United Kingdom
Actuarial assumptions analysis
Discount rate (as a percent)	2.50%	2.70%
Long-term rate of improvement (as a percent)	1.50%